Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus performance

Pay versus performance table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of the Company. For further information concerning Verizon’s variable pay-for-performance philosophy and how Verizon aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis beginning on page 20.

			Average Summary Compensation table total for non-CEO named	Average Compensation Actually Paid to non-CEO named	Value of initial fixed $100 investment based on:			Company Selected Measure:
	Summary Compensation	Compensation			Total	Peer group total	Net
Year (a)	table total for CEO[1]($) (b)	Actually Paid to CEO[2] ($) (c)	executive officers[3]($) (d)	executive officers[4]($) (e)	Shareholder return[5] ($) (f)	shareholder return[6] ($) (g)	income[7] ($ in millions) (h)	Adjusted EPS[8]($) (i)
2024	24,160,024	24,752,482	11,676,817	12,151,179	85.92	197.37	17,949	4.59
2023	24,129,317	17,840,203	10,823,622	7,015,925	75.92	140.75	12,095	4.71
2022	19,832,750	9,173,486	9,782,141	6,405,568	73.88	90.34	21,748	5.18
2021	20,342,871	10,522,628	9,282,312	4,091,712	92.36	150.27	22,618	5.50
2020	19,097,582	20,279,502	8,546,205	9,203,481	99.88	123.61	18,348	5.10

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
[1]	The amounts in this column are the amounts of total compensation reported for Mr. Vestberg for each corresponding year in the “Total” column of the Summary Compensation table on page 37.

Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Telecommunications Services Index, which is the peer group used in the Company’s 2024 Annual Report on Form 10-K for purposes of the stock performance graph pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 24,160,024	$ 24,129,317	$ 19,832,750	$ 20,342,871	$ 19,097,582
PEO Actually Paid Compensation Amount	$ 24,752,482	17,840,203	9,173,486	10,522,628	20,279,502
Adjustment To PEO Compensation, Footnote
[2]	The amounts in this column represent the amount of “Compensation Actually Paid” to Mr. Vestberg, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vestberg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Vestberg’s total compensation for each year to determine the “Compensation Actually Paid”:

Year	Reported Summary Compensation table total for CEO ($)	Reported value of equity awards[a] ($)	Equity award adjustments[b] ($)	Reported change in the actuarial present value of pension benefits[c] ($)	Pension benefit adjustments ($)	Compensation Actually Paid to CEO ($)
2024	24,160,024	18,000,033	18,592,491	0	0	24,752,482
2023	24,129,317	18,000,042	11,710,928	0	0	17,840,203
2022	19,832,750	14,500,057	3,840,793	0	0	9,173,486
2021	20,342,871	14,500,057	4,679,814	0	0	10,522,628
2020	19,097,582	13,300,074	14,481,994	0	0	20,279,502
[a]	This column reflects the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock awards” and “Option awards” columns in the Summary Compensation table for the applicable year.
[b]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year ($)	Change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2024	19,258,843	1,840,288	0	(2,506,640)	0	0	18,592,491
2023	18,922,016	(3,366,909)	0	(3,844,179)	0	0	11,710,928
2022	10,871,633	(6,577,872)	0	(452,969)	0	0	3,840,793
2021	12,793,858	(3,570,518)	0	(4,543,526)	0	0	4,679,814
2020	13,776,962	(33,245)	0	738,276	0	0	14,481,994
	C	The amounts included in this column are the amounts reported in “Change in pension and nonqualified deferred compensation” column of the Summary Compensation table for each applicable year. Mr. Vestberg is not eligible for pension benefits.
[3]	The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Vestberg, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation table in each applicable year. The names of each of the named executive officers (excluding Mr. Vestberg) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Skiadas, Sampath, Malady and Silliman, and Ms. Venkatesh; (ii) for 2023, Messrs. Skiadas, Sampath, Malady, Silliman and Matthew Ellis; (iii) for 2022, Messrs. Ellis, Malady, Sampath and Silliman, and Tami Erwin and Manon Brouillette; (iv) for 2021, Messrs. Ellis and Malady, Ronan Dunne and K. Guru Gowrappan, and Ms. Erwin; and (v) for 2020, Messrs. Ellis, Dunne and Gowrappan, and Ms. Erwin.

Non-PEO NEO Average Total Compensation Amount	$ 11,676,817	10,823,622	9,782,141	9,282,312	8,546,205
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,151,179	7,015,925	6,405,568	4,091,712	9,203,481
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[4]	The amounts in this column represent the average amount of “Compensation Actually Paid” to the named executive officers as a group (excluding Mr. Vestberg), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Vestberg) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Vestberg) for each year to determine the “Compensation Actually Paid”, using the same methodology described above in Note 2:

Year	Average reported Summary Compensation table total for non-CEO named executive officers ($)	Average reported value of equity awards ($)	Average equity award adjustments[a] ($)	Average reported change in the actuarial present value of pension benefits ($)	Average pension benefit adjustments ($)	Average Compensation Actually Paid to non-CEO named executive officers ($)
2024	11,676,817	8,000,041	8,475,407	1,004	0	12,151,179
2023	10,823,622	7,600,044	3,793,065	718	0	7,015,925
2022	9,782,141	6,833,403	3,456,829	0	0	6,405,568
2021	9,282,312	6,510,037	1,319,470	33	0	4,091,712
2020	8,546,205	6,125,043	6,798,961	16,642	0	9,203,481
[a]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year ($)	Average change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)
2024	8,536,589	689,621	0	(750,803)	0	0	8,475,407
2023	6,605,811	(1,134,678)	0	(871,555)	(806,513)	0	3,793,065
2022	5,138,130	(1,483,883)	0	(197,419)	0	0	3,456,829
2021	4,859,383	(1,048,432)	0	(1,938,114)	(553,367)	0	1,319,470
2020	6,344,668	(9,872)	0	464,165	0	0	6,798,961

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation actually paid versus total shareholder return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation actually paid versus net income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation actually paid versus adjusted EPS
Tabular List [Table Text Block]

For 2024, the most important financial performance measures we used to link executive “Compensation Actually Paid” to the named executive officers to Verizon’s performance are as follows, which are described in more detail in the Compensation Discussion and Analysis and are the performance metrics the Committee chose for Company’s 2024 Long-Term Plan and Short-Term Plan:

•	Adjusted EPS
•	Wireless service revenue
•	Free cash flow
•	Relative TSR
•	Adjusted operating income
•	Cash flow from operations

Total Shareholder Return Amount	$ 85.92	75.92	73.88	92.36	99.88
Peer Group Total Shareholder Return Amount	197.37	140.75	90.34	150.27	123.61
Net Income (Loss) Attributable to Parent	$ 17,949,000,000	$ 12,095,000,000	$ 21,748,000,000	$ 22,618,000,000	$ 18,348,000,000
Company Selected Measure Amount	4.59	4.71	5.18	5.50	5.10
PEO Name	Mr. Vestberg	Mr. Vestberg	Mr. Vestberg	Mr. Vestberg	Mr. Vestberg
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
[8]	Adjusted EPS is calculated by excluding from the calculation of reported EPS the effect of special items. A reconciliation of adjusted EPS to reported EPS may be found in Appendix A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Wireless service revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Cash flow from operations
Reported Value Of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,000,033	$ 18,000,042	$ 14,500,057	$ 14,500,057	$ 13,300,074
Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,592,491	11,710,928	3,840,793	4,679,814	14,481,994
Reported Change In The Actuarial Present Value Of Pension Benefits [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Pension Benefit Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Year End Fair Value Of Equity Awards Granted In The Year And Outstanding And Unvested As Of The End Of The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,258,843	18,922,016	10,871,633	12,793,858	13,776,962
Change In Fairv Value Of Equity Awards Granted In Prior Years And Outstanding And Unvested As Of The End Of The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,840,288	(3,366,909)	(6,577,872)	(3,570,518)	(33,245)
Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,506,640)	(3,844,179)	(452,969)	(4,543,526)	738,276
Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected Infair Value Or Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Total Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,592,491	11,710,928	3,840,793	4,679,814	14,481,994
A Average Reported Value Of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,000,041	7,600,044	6,833,403	6,510,037	6,125,043
A Average Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,475,407	3,793,065	3,456,829	1,319,470	6,798,961
A Average Reported Change In The Actuarial Present Value Of Pension Benefits [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,004	718	0	33	16,642
A Average Pension Benefit Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
A Average Year End Fair Value Of Equity Awards Granted In The Year And Outstanding And Unvested As Of The End Of The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,536,589	6,605,811	5,138,130	4,859,383	6,344,668
A Average Change In Fair Value Of Equity Awards Granted In Prior Years And Outstanding And Unvested As Of The End Of The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	689,621	(1,134,678)	(1,483,883)	(1,048,432)	(9,872)
A Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
A Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(750,803)	(871,555)	(197,419)	(1,938,114)	464,165
A Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(806,513)	0	(553,367)	0
A Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
A Total Average Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,475,407	$ 3,793,065	$ 3,456,829	$ 1,319,470	$ 6,798,961